Segment Reporting (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 5,637,370	$ 5,358,023	$ 5,967,896
Cost of revenue and related tax	3,386,965	2,854,379	2,229,496
Gross profit	2,250,405	2,503,644	3,738,400
Depreciation and amortization	164,942	131,024	121,934
Total capital expenditures	75,041	350,284	553,530
Online Education Service [Member]
Revenue	5,370,700	4,185,596	5,022,085
Cost of revenue and related tax	3,020,735	2,418,522	1,811,117
Gross profit	2,349,965	1,767,074	3,210,968
Depreciation and amortization	156,111	123,293	101,679
Total capital expenditures	73,564	336,267	546,131
Technological Development and Operation Service [Member]
Revenue	266,670	1,172,427	945,811
Cost of revenue and related tax	366,230	435,857	418,379
Gross profit	(99,560)	736,570	527,432
Depreciation and amortization	8,831	7,731	20,255
Total capital expenditures	$ 1,477	$ 14,017	$ 7,399